Risk Report - Asset Quality - Collateral obtained (Detail) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Asset Quality [Abstract]
Collateral obtained - Commercial real estate		€ 47	€ 251
Collateral obtained - Residential real estate	[1]	1	3
Collateral obtained - Other		0	0
Total collateral obtained during the reporting period		€ 49	€ 254

[1]	Carrying amount of foreclosed residential real estate properties amounted to € 19 million as of December 31, 2025 and €17 million as of December 31, 2024